Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Operating Revenue	$ 4,625	$ 4,964	$ 5,407
Operating Expenses
Fuel and purchased energy	2,123	2,537	3,127
Other services cost of sales	170	172	140
Other operation and maintenance	898	889	855
Restructuring charge			30
Depreciation and amortization	454	425	392
Other taxes	432	451	434
Deferred electric service costs	(5)	(63)	(108)
Impairment losses	12
Effects of Pepco divestiture-related claims			11
Total Operating Expenses	4,084	4,411	4,881
Operating Income	541	553	526
Other Income (Expenses)
Interest and dividend income	1	1
Interest expense	(256)	(242)	(281)
Gain (loss) from equity investments	1	(3)	(1)
Loss on extinguishment of debt			(189)
Impairment losses	(1)	(5)
Other income	35	32	22
Total Other Expenses	(220)	(217)	(449)
Income from Continuing Operations Before Income Tax Expense	321	336	77
Income Tax Expense (Benefit) Related to Continuing Operations	103	114	(14)
Net Income from Continuing Operations	218	222	91
Income (Loss) from Discontinued Operations, net of Income Taxes	67	35	(59)
Net Income	$ 285	$ 257	$ 32
Basic Share Information
Weighted average shares outstanding - Basic (millions)	229	226	224
Earnings per share of common stock from Continuing Operations - Basic	$ 0.95	$ 0.98	$ 0.41
Earnings (loss) per share of common stock from Discontinued Operations - Basic	$ 0.30	$ 0.16	$ (0.27)
Earnings per share - Basic	$ 1.25	$ 1.14	$ 0.14
Diluted Share Information
Weighted average shares outstanding - Diluted (millions)	230	226	224
Earnings per share of common stock from Continuing Operations - Diluted	$ 0.95	$ 0.98	$ 0.41
Earnings (loss) per share of common stock from Discontinued Operations - Diluted	$ 0.29	$ 0.16	$ (0.27)
Earnings per share - Diluted	$ 1.24	$ 1.14	$ 0.14